Note 12 - Equity Incentive Schemes - Share Based Arrangements (Details) - Performance Shares [Member]	Oct. 24, 2024 $ / shares
Exercise Price (A$) (in AUD per Share)	$ 0
Share Price at Grant Date (A$) (in AUD per Share)	$ 0.15
Volatility	86.00%
Maximum Life (years) (Year)	0 years
Risk-Free Interest rate	3.61%
Fair Value (A$) (in AUD per Share)	$ 0.12